Derivatives - Additional Information (Detail) (USD $)	0 Months Ended		1 Months Ended	12 Months Ended		12 Months Ended
	Jun. 10, 2013	May 28, 2013	May 30, 2013	Dec. 31, 2013	Dec. 31, 2012 Derivative	Dec. 31, 2013 Interest Expense	Dec. 31, 2012 Interest Expense	Dec. 31, 2011 Interest Expense	Dec. 31, 2013 Depreciation Expense	Dec. 31, 2012 Depreciation Expense	Dec. 31, 2011 Depreciation Expense
Derivative [Line Items]
Number of derivative contracts					4
Payment for costs on interest rate swap termination		$ 42,000,000		$ 41,993,000
Amount of loss on interest rate swap reclassified from accumulated OCI into interest expense		38,200,000
Interest rate swap notional amounts	400,000,000		712,500,000
Fixed interest rate swap rates	1.66%		1.56%
Interest rate swap, variable rate			1.00%
Interest rate swap, variable rate description	Three-month LIBOR		Greater of 1% or three-month LIBOR
Interest rate swap, maturity date	Jul. 01, 2018		Dec. 03, 2017
Amount of loss reclassified from accumulated OCI into income						47,100,000	23,900,000	1,800,000	600,000	500,000	100,000
Derivative instruments estimated amount of net losses that would be reclassified to earnings during the next twelve months				$ (5,600,000)